Health Sciences Fund (Prospectus Summary) | Health Sciences Fund
HEALTH SCIENCES FUND
Investment Objective
The Fund seeks long-term capital growth.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your

Variable Contract prospectus for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Health Sciences Fund
Management Fees	1.00%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.17%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect charges imposed by the Variable

Contract. See the Variable Contract prospectus for information on such charges.

Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Health Sciences Fund	119	372	644	1,420

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund pursues long-term capital appreciation by normally investing at least

80% of net assets in the common stocks of companies engaged in the research,

development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

While the Fund can invest in companies of any size, the majority of Fund assets are expected to be invested in large- and medium-capitalization companies.

The Fund's sub-adviser divides the health sciences sector into four main areas:

pharmaceuticals, health care services companies, products and devices providers,

and biotechnology firms. The allocation among these four areas will vary depending on the relative potential the sub-adviser sees within each area and the outlook for the overall health sciences sector.

While most assets will be invested in U.S. common stocks, the Fund may invest in options, as well as foreign stocks, in keeping with Fund objectives. The Fund may invest up to 35% of its total assets in foreign stocks, which include non-dollar denominated securities traded outside the U.S. In addition, the Fund writes call and put options primarily as a means of generating additional income. Normally, the Fund will own the securities on which it writes these options. The premium income received by writing covered calls can help reduce but not eliminate portfolio volatility.

In pursuing its investment objective, the sub-adviser has the discretion to deviate from its normal investment criteria, as described in this Fund Summary,

when it perceives an opportunity for substantial appreciation. These situations might arise when the sub-adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development or a change in management.

Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund,

there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Active Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Concentration Risk: Substantial investments in a particular market, industry,

group of industries, country, region, group of countries, asset class or sector make the Fund's performance more susceptible to any single economic, market,

political or regulatory occurrence affecting that particular market, industry,

group of industries, country, region, group of countries, asset class or sector than a fund that invests more broadly.

Derivatives Risk: The prices of derivatives may move in unexpected ways due to the use of leverage and other factors and may result in increased volatility or losses. The Fund may not be able to terminate or sell derivative positions, and a liquid secondary market may not always exist for derivative positions. Writing options exposes the Fund to the risk that the underlying security may not move in the direction anticipated by the portfolio manager, requiring the fund to buy or sell the security at a price that is disadvantageous to the Fund.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Large and Medium Capitalization Company Risk: Investing primarily in companies in one market capitalization category carries the risk that due to current market conditions that category may be out of favor with investors. Large capitalization companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.

Stocks of medium capitalization companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate,

sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Sector Risk: Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

Unseasoned Issuer Risk: Significant exposure to unseasoned companies (those with less than a three-year operating history and newly public companies) may expose the Fund to increased risk because these companies may not have established products or an earnings history and their stocks may lack liquidity and be very volatile.

Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the

S&P 500®Health Care Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected,

returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart, the highest return for a quarter was

20.84% (quarter ending June 30, 2001) and the lowest return for a quarter was

-24.27% (quarter ending March 31, 2001). For the year-to-date through June 30,

2011, the Fund's return was 18.15%.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Health Sciences Fund	Fund	15.75%	6.45%	4.96%
Health Sciences Fund S&P 500®Health Care Index	S&P 500® Health Care Index	2.94%	1.88%	(0.23%)